Appendix IV - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	€ 1,760,053	€ 1,809,852
Additions	83,810	109,583
Business combination	48,416	29,251
Transfers	516	(529)
Disposals	(2,888)	(2,218)
Translation differences	62,076	(185,886)
Property, plant and equipment at end of period	1,951,983	1,760,053
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	2,640,332	2,618,696
Additions	240,938	260,347
Business combination	100,093	29,251
Transfers	539	(563)
Disposals	(16,135)	(10,921)
Translation differences	90,889	(256,478)
Property, plant and equipment at end of period	3,056,656	2,640,332
Gross carrying amount | Land and buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	673,534	687,856
Additions	1,223	28,503
Business combination	19,344	19,628
Transfers	6,051	12,694
Disposals	(280)	(823)
Translation differences	26,540	(74,324)
Property, plant and equipment at end of period	726,412	673,534
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	1,704,679	1,655,837
Additions	57,699	82,234
Business combination	79,003	9,068
Transfers	100,961	123,816
Disposals	(15,855)	(10,098)
Translation differences	58,366	(156,178)
Property, plant and equipment at end of period	1,984,853	1,704,679
Gross carrying amount | Under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	262,119	275,003
Additions	182,016	149,610
Business combination	1,746	555
Transfers	(106,473)	(137,073)
Translation differences	5,983	(25,976)
Property, plant and equipment at end of period	345,391	262,119
Accumulated depreciation and amortisation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(877,547)	(805,644)
Additions	(157,209)	(151,022)
Business combination	(51,677)
Transfers	(23)	34
Disposals	13,247	8,703
Translation differences	(28,904)	70,382
Property, plant and equipment at end of period	(1,102,113)	(877,547)
Accumulated depreciation and amortisation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(66,765)	(59,376)
Additions	(15,224)	(14,708)
Business combination	(4,682)
Disposals	222	710
Translation differences	(2,929)	6,609
Property, plant and equipment at end of period	(89,378)	(66,765)
Accumulated depreciation and amortisation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(810,782)	(746,268)
Additions	(141,985)	(136,314)
Business combination	(46,995)
Transfers	(23)	34
Disposals	13,025	7,993
Translation differences	(25,975)	63,773
Property, plant and equipment at end of period	(1,012,735)	(810,782)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(2,732)	(3,200)
Additions	81	258
Translation differences	91	210
Property, plant and equipment at end of period	€ (2,560)	€ (2,732)